                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Canal Insurance Co.
Address: P.O. Box 7
         Greenville, SC 29602

Form 13F File Number: 28-11026

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Rick Timmons
Title: Secretary, Treasurer & Senior Vice President - Investments
Phone: (864) 250-9291

Signature, Place, and Date of Signing:

                                     Greenville,
/s/ William R. Timmons, III          South Carolina              May 2, 2011
---------------------------        -------------------        -----------------
        [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Number of  Other Included Mangers: None

Form 13F Information Table Entry Total: 91
Form 13F Information Table Value Total: (thousands) 279,846
List of Other Included Mangers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

CANAL INSURANCE COMPANY
AND CANAL INDEMNITY COMPANY

SEC 13-F

                                             as of             3/31/2011

                                                                                                    VOTING AUTHORITY
                                  TITLE OF             MARKET VALUE SHARES/PAR        INVESTMENT ---------------------
        NAME OF ISSUER              CLASS     CUSIP      (1000'S)      VALUE   SH/PRN DISCRETION    SOLE   SHARED NONE
--------------------------------- -------- ----------- ------------ ---------- ------ ---------- --------- ------ ----
AMERIGROUP CORP 2.00% Conv Bond   BOND     03073T-AB-8     2,236     1,600,000   PRN     Sole    1,600,000
CSG SYSTEMS INT'L 2.50% Conv Bd   BOND     126349-AB-5     1,009     1,000,000   PRN     Sole    1,000,000
CERADYNE INC 2.875% Conv Corp Bd  BOND     156710-AA-3     2,875     2,875,000   PRN     Sole    2,875,000
COVANTA HOLDING 1.00% Conv Bd     BOND     22282E-AA-0       743       750,000   PRN     Sole      750,000
ENERSYS 3.375% Convertible Bond   BOND     29275Y-AA-0     1,244     1,000,000   PRN     Sole    1,000,000
LEUCADIA NATL 3.75% Conv Corp Bd  BOND     527288-AX-2     2,050     1,190,000   PRN     Sole    1,190,000
MEDICIS PHRM 2.50% Conv Corp Bd   BOND     58470K-AA-2     1,149     1,000,000   PRN     Sole    1,000,000
NUANCE COMMUNIC  2.75% Conv Bds   BOND     67020Y-AB-6     1,254     1,000,000   PRN     Sole    1,000,000
TRANSOCEAN INC 1.50% Conv Bd      BOND     893830-AW-9     2,727     2,800,000   PRN     Sole    2,800,000
WORLD ACCEP CORP 3.00% Conv Nts   BOND     981417-AB-4     1,759     1,650,000   PRN     Sole    1,650,000
AGL RESOURCE  INC.                COM      001204-10-6       446        11,200    SH     Sole       11,200
AT&T INC                          COM      00206R-10-2       306        10,000    SH     Sole       10,000
ABBOTT LABORATORIES               COM      002824-10-0       491        10,000    SH     Sole       10,000
ADVANCED MICRO DEVICES  INC.      COM      007903-10-7       344        40,000    SH     Sole       40,000
ALTRIA GROUP INC                  COM      02209S-10-3       156         6,000    SH     Sole        6,000
ANADARKO PETROLEUM CORP           COM      032511-10-7     6,554        80,000    SH     Sole       80,000
APACHE CORP                       COM      037411-10-5     2,618        20,000    SH     Sole       20,000
BP AMOCO P L C ADR                COM      055622-10-4     4,071        92,240    SH     Sole       92,240
BABCOCK & WILCOX CO New           COM      05615F-10-2     1,669        50,000    SH     Sole       50,000
BARD-C R-INC                      COM      067383-10-9     3,774        38,000    SH     Sole       38,000
BARRICK GOLD CORP                 COM      067901-10-8     2,054        39,576    SH     Sole       39,576
BAXTER INTERNATIONAL  INC         COM      071813-10-9     3,764        70,000    SH     Sole       70,000
BECTON DICKINSON                  COM      075887-10-9     3,185        40,000    SH     Sole       40,000
BHP BILLITON LTD                  COM      088606-10-8     7,670        80,000    SH     Sole       80,000
BRISTOL MYERS SQUIBB CO           COM      110122-10-8     3,477       131,549    SH     Sole      131,549
BROCADE COMMUNICATIONS SYSTEMS    COM      111621-30-6       923       150,000    SH     Sole      150,000
CVS CAREMARK CORP                 COM      126650-10-0     1,030        30,000    SH     Sole       30,000
CAMPBELL SOUP CO                  COM      134429-10-9     1,324        40,000    SH     Sole       40,000
CANADIAN PACIFIC RAILWAY LTD      COM      13645T-10-0     3,063        47,600    SH     Sole       47,600
CENOVUS ENERGY INC                COM      15135U-10-9     3,938       100,000    SH     Sole      100,000
CHEVRON CORP                      COM      166764-10-0     9,587        89,240    SH     Sole       89,240
CISCO SYSTEMS                     COM      17275R-10-2     5,145       300,000    SH     Sole      300,000
CONOCOPHILLIPS                    COM      20825C-10-4    11,180       140,000    SH     Sole      140,000
CYBERONICS INC                    COM      23251P-10-2       445        14,000    SH     Sole       14,000
DIREXION DAILY FINL BEAR ETF      COM      25459W-14-4     1,207        30,000    SH     Sole       30,000
DOMINION RESOURCES INC            COM      25746U-10-9     1,543        34,528    SH     Sole       34,528
DUPONT DENEMOURS & CO             COM      263534-10-9     1,154        21,000    SH     Sole       21,000
DUKE ENERGY HOLDING CORPORATION   COM      26441C-10-5     4,320       238,000    SH     Sole      238,000
EMC CORP                          COM      268648-10-2     4,024       151,553    SH     Sole      151,553
EL PASO CORP                      COM      28336L-10-9     3,600       200,000    SH     Sole      200,000
ENCANA CORPORATION                COM      292505-10-4     3,453       100,000    SH     Sole      100,000
EXXON MOBIL CORP                  COM      30231G-10-2    11,778       140,000    SH     Sole      140,000
FLUOR CORP NEW                    COM      343412-10-2     2,946        40,000    SH     Sole       40,000
FLOWERS FOODS                     COM      343498-10-1     1,655        60,775    SH     Sole       60,775
FREEPORT MCMORAN COPPER & GOLD    COM      35671D-85-7       819        14,740    SH     Sole       14,740
GENERAL DYNAMICS CORPORATION      COM      369550-10-8     1,531        20,000    SH     Sole       20,000
GLOBAL  PAYMENTS INC              COM      37940X-10-2     2,642        54,000    SH     Sole       54,000
HARRIS CORP                       COM      413875-10-5     1,984        40,000    SH     Sole       40,000
HEWLETT PACKARD COMPANY           COM      428236-10-3     4,097       100,000    SH     Sole      100,000

HOME DEPOT INC                    COM      437076-10-2     2,965        80,000    SH     Sole       80,000
INTEL CORP                        COM      458140-10-0     2,017       100,000    SH     Sole      100,000
INTERNATIONAL BUSINESS MACHS CORP COM      459200-10-1    13,535        83,000    SH     Sole       83,000
JPMORGAN CHASE & CO               COM      46625H-10-0     1,383        30,000    SH     Sole       30,000
JOHNSON & JOHNSON                 COM      478160-10-4     5,925       100,000    SH     Sole      100,000
KRAFT FOODS INC                   COM      50075N-10-4       159         5,076    SH     Sole        5,076
L-3 COMMUNICATIONS HLDGS          COM      502424-10-4       783        10,000    SH     Sole       10,000
LEVEL 3 COMMUNICATIONS INC        COM      52729N-10-0       566       385,000    SH     Sole      385,000
LINCOLN NATIONAL CORP             COM      534187-10-9       683        22,734    SH     Sole       22,734
LOCKHEED MARTIN CORPORATION       COM      539830-10-9     6,432        80,000    SH     Sole       80,000
MCDERMOTT INTERNATIONAL  INC      COM      580037-10-9     3,809       150,000    SH     Sole      150,000
MERCK & COMPANY New               COM      58933Y-10-5     4,952       150,000    SH     Sole      150,000
MICROSOFT CORP                    COM      594918-10-4     8,369       330,000    SH     Sole      330,000
MONSANTO COMPANY                  COM      61166W-10-1       740        10,234    SH     Sole       10,234
NATIONAL SEMICONDUCTOR            COM      637640-10-3       860        60,000    SH     Sole       60,000
NEWMONT MINING CORP               COM      651639-10-6     3,687        67,561    SH     Sole       67,561
NORTHROP GRUMMAN CORP             COM      666807-10-2     3,494        55,712    SH     Sole       55,712
NUANCE COMMUNICATIONS INC         COM      67020Y-10-0     1,800        92,000    SH     Sole       92,000
ORBITAL SCIENCES CORP             COM      685564-10-6     1,584        83,700    SH     Sole       83,700
PALL CORP                         COM      696429-30-7     1,728        30,000    SH     Sole       30,000
PFIZER INC                        COM      717081-10-3     4,185       206,050    SH     Sole      206,050
PHILIP MORRIS INTERNATIONAL       COM      718172-10-9       197         3,000    SH     Sole        3,000
PIEDMONT NATURAL GAS COMPANY INC  COM      720186-10-5     7,540       248,443    SH     Sole      248,443
PROGRESS ENERGY INC               COM      743263-10-5     1,846        40,000    SH     Sole       40,000
ULTRASHORT S&P 500 PROSHARES ETF  COM      74347R-88-3     8,368       400,000    SH     Sole      400,000
RAYTHEON CO                       COM      755111-50-7     6,791       133,500    SH     Sole      133,500
SCANA CORP                        COM      80589M-10-2     1,811        46,000    SH     Sole       46,000
SCANSOURCE INC.                   COM      806037-10-7     2,984        78,535    SH     Sole       78,535
SCHLUMBERGER LTD                  COM      806857-10-8     7,554        81,000    SH     Sole       81,000
SPECTRA ENERGY CORP               COM      847560-10-9     4,213       155,000    SH     Sole      155,000
TEMPLETON CHINA WORLD FUND        COM      88018X-10-2       819        20,000    SH     Sole       20,000
TEXAS INSTRUMENTS INC             COM      882508-10-4     1,728        50,000    SH     Sole       50,000
THERMO FISHER SCIENTIFIC INC      COM      883556-10-2     1,111        20,000    SH     Sole       20,000
TRIMBLE NAVIGATIONS LTD           COM      896239-10-0     2,527        50,000    SH     Sole       50,000
UNITED TECHNOLOGIES CORP          COM      913017-10-9     9,735       115,000    SH     Sole      115,000
WILLIAMS COMPANIES                COM      969457-10-0     6,610       212,000    SH     Sole      212,000
XEROX CORPORATION                 COM      984121-10-3     1,065       100,000    SH     Sole      100,000
YAHOO! INC                        COM      984332-10-6       500        30,000    SH     Sole       30,000
ZIMMER HOLDINGS INC               COM      98956P-10-2       303         5,000    SH     Sole        5,000
COVIDIEN LTD                      COM      G2554F-11-3     1,299        25,000    SH     Sole       25,000
NABORS INDUSTRIES LTD             COM      G6359F-10-3     1,094        36,000    SH     Sole       36,000
TRANSOCEAN INC.                   COM      H8817H-10-0     1,091        13,992    SH     Sole       13,992